Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005469 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005469 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005469 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005469 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005469 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005469 | T-Mobile U.S.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005469 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005469 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005469 | AT&T
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005469 | Shopify
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005469 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000005469 | Direct-to-Consumer Subscription Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005469 | U.S. Wireless
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005469 | U.S. Internet Retail
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005469 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005469 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005469 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005469 | Industry-Specific Software
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005469 | U.S. Internet Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005469 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000169955 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000169955 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000169955 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169955 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169955 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169955 | T-Mobile U.S.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169955 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169955 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169955 | AT&T
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169955 | Shopify
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169955 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000169955 | Direct-to-Consumer Subscription Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000169955 | U.S. Wireless
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169955 | U.S. Internet Retail
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000169955 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169955 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169955 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169955 | Industry-Specific Software
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169955 | U.S. Internet Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169955 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	27.50%